Impact of new accounting standards	6 Months Ended
Dec. 31, 2019
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Impact of new accounting standards
2.	Impact of new accounting standards
This note explains the impact of adopting IFRS 16/AASB 16 ‘Leases’ (IFRS 16) on the Group’s financial statements from 1 July 2019. The adoption of other changes to IFRS applicable from 1 July 2019, including IFRIC 23 ‘Uncertainty over Income Tax Treatments’ did not have a significant impact on the Group’s financial statements.
IFRS 16 Leases
IFRS 16 replaces IAS 17/AASB 117 ‘Leases’ (IAS 17) including associated interpretative guidance and covers the recognition, measurement, presentation and disclosures of leases in the financial statements of both lessees and lessors.
Transition impact
IFRS 16 became effective for the Group from 1 July 2019 and the Group elected to apply the modified retrospective transition approach, with no restatement of comparative financial information.
For existing finance leases, the right-of-use asset and lease liability on transition was the IAS 17 carrying amounts as at 30 June 2019.
As allowed by IFRS 16, the Group has elected:

•	except for existing finance leases, to measure the right-of-use asset on transition at an amount equal to the lease liability (as adjusted for prepaid or accrued lease payments);

•	not to recognise low-value or short term leases on the balance sheet;

•	to only recognise, within the lease liability, the lease component of contracts that include non-lease components and other services;

•	to adjust the carrying amount of right-of-use assets on transition for related onerous lease provisions that were recognised on the Group balance sheet as at 30 June 2019.
Adoption of IFRS 16 resulted in an increase in
interest bearing
 liabilities
of
US$
2.3
billion, right
-
of
-
use assets of US$
2.2
billion and net adjustments to other assets and liabilities of US$
0.1
billion at 1 July 2019. The weighted average incremental borrowing rate applied to the Group’s additional lease liabilities at 1 July 2019 is 2.1 per cent taking into account the currency, tenor and location of each lease.
The following table provides a reconciliation of the operating lease commitments disclosed in note 32 ‘Commitments’ in the 2019 Annual Report to the total lease liability recognised at 1 July 2019:

US$M
Operating lease commitments as at 30 June 2019	1,905
Add: Leases which did not meet the definition of a lease under IAS 17 (1)	686
Add: Cost of reasonably certain extension options (undiscounted)	91
Less: Components excluded from lease liability (undiscounted)	(190)
Less: Effect of discounting	(191)

Total additional lease liabilities recognised at 1 July 2019	2,301

(1)
These relate to freight contracts known as continuous voyage charters (CVCs). Generally CVCs were not considered leases under IAS 17 given the supplier has the right, whether exercised or not, to substitute the named vessel. However, these rights are not considered substantial substitution rights under IFRS 16. Additionally the Group has the right to direct the use of the vessel throughout the period of use due to the ability to designate the destination
port for each voyage and make changes to relevant decisions within the scope of contractual constraints. Consequently, the CVCs meet the definition of a lease under IFRS 16.

Impact for the half year ended 31 December 2019
The Group’s lease obligations are included in the Group’s Interest Bearing liabilities and will form part of the
Group’s net debt. The table below provides the movement during the period in the Group’s lease liabilities:

US$M
Opening balance (1)	715
IFRS 16 transition	2,301
Additions	233
Remeasurements of index-linked freight contracts	(282)
Lease payments	(449)
Amortisation of discounting	48
Transfers and other movement	12

At the end of the period	2,578

Current liabilities	549
Non-current liabilities	2,029

(1)	Relates to existing finance leases at 1 July 2019.
The carrying value of the Group’s right-of-use assets at 31 December 2019 is US$2,188 million, of which US$735 million relates to land and buildings and US$1,453 million to plant and equipment, including US$328 million relating to freight contracts. The right
-
of
-
use assets are presented in the balance sheet within Property, Plant and Equipment.
US$48 million of interest was recorded in net finance costs during the period. Depreciation of right
-
of
-
use assets of US$357 million was expensed during the period, with a further US$19 million of depreciation being capitalised to assets under construction and exploration and evaluation assets. Short term, low-value lease costs and non-lease components continue to be charged against profit from operations.
The total amount of cash paid in respect to leases in the consolidated cash flow statement is separated between repayments of principal of US$401 million, presented within cash flows from financing activities within “Repayment of interest bearing liabilities”, and repayment of interest of US$48 million recognised within cash flows from operating activities.
Accounting policy applied from 1 July 2019
The Group applies IFRS 16 as follows:

•
All leases with the exception of short term (under 12 months) and low-value
leases are recognised on the balance sheet, as a right
-
of
-
use asset and a corresponding interest bearing liability. Lease costs are recognised in the income statement over the lease term in the form of depreciation on the right-of-use asset and finance charges representing the unwind of the discount on the lease liability, replacing certain operating lease expenses previously reported under IAS 17.

•	Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

•	Low-value and short term leases will continue to be expensed to the income statement.

•
Where the Group is the operator of an unincorporated joint operation and all investors are parties to a lease, the Group recognises its proportionate share of the lease liability and associated right-of-use asset. In the event the Group is the sole signatory to a lease, and therefore has the sole legal obligation to make lease payments, the lease liability is recognised in full. Where the associated right-of-use asset is sub-leased
(under a finance
sub-lease)
to a joint operation, for instance where it is dedicated to a single operation and the joint operation has the right to direct the use of the asset, the Group recognises its proportionate share of the right-of-use asset and a net investment in the lease, representing amounts to be recovered from the other parties to the joint operation. If the Group is not party to the lease contract but sub-leases
the associated right-of-use asset, it recognises its proportionate share of the right-of-use asset and a lease liability which is payable to the operator.

•	The lease asset and liability associated with all index-linked freight contracts, including CVCs, are measured at each reporting date based on the prevailing freight index (Baltic C5 index).

•	The Group recognises leases entered into after 1 July 2019 using the interest rate implicit in the lease, where this is readily determinable.
The Group applies significant judgement in evaluating whether the Group controls the right to direct the use of assets to identify leases in certain contractual arrangements not in the legal form of a lease, and the separation of non-lease
components of payments. Where the Group cannot readily determine the interest rate implicit in the lease, estimation is involved in the determination of the weighted average incremental borrowing rate to measure lease liabilities.